Annual Total Returns- DWS New York Tax-Free Income Fund (Class T) [BarChart] - Class T - DWS New York Tax-Free Income Fund - Class T	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	1.98%	9.36%	6.97%	(3.78%)	9.28%	2.82%	0.25%	4.71%	0.23%	7.18%